Segment information (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary relevant financial information by operating segment

The table below summarizes the relevant financial information by operating segment:

	Three months ended September 30, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,476	7	1,483
Cost of sales	(853)	(9)	(862)
Gross margin	623	(2)	621
Research and development	(377)	(150)	(527)
Impairment of property and equipment	(240)	-	(240)
Write-down of inventories	(76)	-	(76)
Loss from operations before SG&A and other income (expenses)	(70)	(152)	(222)
Selling, general & administrative			(2,101)
Loss from operations			(2,323)
Net other income			504
Loss before income taxes			(1,819)

	Three months ended September 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	1,707	164	1,871
Cost of sales	(839)	(75)	(914)
Gross margin	868	89	957
Research and development	(599)	(2,200)	(2,799)
Impairment of intangible assets	-	(1,459)	(1,459)
Loss from operations before SG&A and other income (expenses)	269	(3,570)	(3,301)
Selling, general & administrative			(2,992)
Loss from operations			(6,293)
Net other income			426
Loss before income taxes			(5,867)

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of September 30, 2025, and for the three months ended September 30, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

	Nine months ended September 30, 2025
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	5,280	452	5,732
Cost of sales	(3,535)	(159)	(3,694)
Gross margin	1,745	293	2,038
Research and development	(1,307)	(1,044)	(2,351)
Impairment of property and equipment	(240)	-	(240)
Write-down of inventories	(76)	-	(76)
Loss from operations before SG&A and other income (expenses)	122	(751)	(629)
Selling, general & administrative			(7,664)
Loss from operations			(8,293)
Net other income			118
Loss before income taxes			(8,175)

	Nine months ended September 30, 2024
	Active ingredient	Biopharmaceutical	Total
	$	$	$
Revenue	6,098	167	6,265
Cost of sales	(3,506)	(79)	(3,585)
Gross margin	2,592	88	2,680
Research and development	(2,443)	(2,948)	(5,391)
Impairment of intangible assets	-	(1,459)	(1,459)
Loss from operations before SG&A and other income (expenses)	149	(4,319)	(4,170)
Selling, general & administrative			(7,702)
Loss from operations			(11,872)
Net other income			2,296
Loss before income taxes			(9,576)